Operating Assets and Liabilities - Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equipment
Depreciation expense	$ 1,000	$ 4,000	$ 227,000
Research and development costs
Equipment
Depreciation expense		2,000	224,000
Impairment loss			208,000
General and administrative costs
Equipment
Depreciation expense	$ 1,000	$ 2,000	$ 3,000